Operating Expenses by Nature - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 736	$ 721	$ 737
Research and development expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	441	447	429
General and administrative expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 295	$ 274	$ 308